Revenue - Summary of Revenue by Segment, Market or Product Line (Parenthetical) (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue from contract with customer excluding assessed tax	$ 2,986.4	$ 3,083.8	$ 2,716.3
Motion Picture Segment [Member] | Starz Business [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer excluding assessed tax	128.2	44.2	38.0
Television Production [Member] | Starz Business [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer excluding assessed tax	$ 417.7	$ 731.3	$ 610.2